Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.8%
Broadcasting 1.6%
Discovery, Inc., Class C(a)	1,497,100	41,304,989
Fox Corp., Class A	3,750,300	140,411,232
Total Broadcasting		181,716,221
Cable & Satellite 0.5%
Comcast Corp., Class A	1,020,325	61,913,321
Total Cable & Satellite		61,913,321
Interactive Home Entertainment 1.1%
Activision Blizzard, Inc.	1,428,781	117,688,691
Total Interactive Home Entertainment		117,688,691
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	150,304	434,972,261
Alphabet, Inc., Class C(a)	128,062	372,563,093
Twitter, Inc.(a)	462,900	29,857,050
Total Interactive Media & Services		837,392,404
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.(a)	69,200	9,481,784
Total Wireless Telecommunication Services		9,481,784
Total Communication Services		1,208,192,421
Consumer Discretionary 2.8%
Internet & Direct Marketing Retail 2.8%
eBay, Inc.	3,990,624	306,240,486
Total Internet & Direct Marketing Retail		306,240,486
Total Consumer Discretionary		306,240,486
Health Care 0.2%
Biotechnology 0.2%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	9,999,996
Eiger BioPharmaceuticals, Inc.(a),(e)	1,760,550	14,330,877
Total Biotechnology		24,330,873
Total Health Care		24,330,873
Industrials 1.7%
Heavy Electrical Equipment 1.7%
Bloom Energy Corp., Class A(a),(e)	8,912,248	190,900,352
Total Heavy Electrical Equipment		190,900,352
Total Industrials		190,900,352
Information Technology 84.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Application Software 9.8%
Cerence, Inc.(a)	1,453,924	157,663,519
Cognyte Software Ltd.(a)	647,310	17,788,079
Cornerstone OnDemand, Inc.(a)	184,758	10,586,633
CS Disco, Inc.(a)	170,429	8,819,701
Dropbox, Inc., Class A(a)	8,481,809	268,958,163
Intapp, Inc.(a)	483,228	17,637,822
Salesforce.com, Inc.(a)	439,751	116,652,748
Splunk, Inc.(a)	148,500	22,701,195
Synopsys, Inc.(a)	1,247,965	414,623,892
Verint Systems, Inc.(a)	678,010	30,266,366
Zendesk, Inc.(a)	196,500	24,287,400
Total Application Software		1,089,985,518
Communications Equipment 5.5%
Arista Networks, Inc.(a)	199,450	73,702,759
Cisco Systems, Inc.	1,107,800	65,382,356
F5 Networks, Inc.(a)	786,400	160,087,448
Lumentum Holdings, Inc.(a)	1,308,900	113,403,096
Plantronics, Inc.(a),(e)	4,060,630	120,925,561
Telefonaktiebolaget LM Ericsson, ADR	6,565,700	77,606,574
Total Communications Equipment		611,107,794
Data Processing & Outsourced Services 4.8%
Fidelity National Information Services, Inc.	759,800	97,079,646
Fiserv, Inc.(a)	972,044	114,497,063
Pagseguro Digital Ltd., Class A(a)	1,307,975	77,785,273
Visa, Inc., Class A	1,101,125	252,267,737
Total Data Processing & Outsourced Services		541,629,719
Electronic Equipment & Instruments 1.2%
Advanced Energy Industries, Inc.	1,541,923	139,050,616
Total Electronic Equipment & Instruments		139,050,616
Internet Services & Infrastructure 1.3%
GoDaddy, Inc., Class A(a)	2,034,130	149,122,070
Total Internet Services & Infrastructure		149,122,070
IT Consulting & Other Services 0.4%
DXC Technology Co.(a)	1,084,000	39,804,480
Total IT Consulting & Other Services		39,804,480
Columbia Seligman Technology and Information Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductor Equipment 14.6%
Applied Materials, Inc.	2,942,281	397,590,431
Lam Research Corp.	1,272,918	769,886,265
Teradyne, Inc.	3,776,222	458,584,400
Total Semiconductor Equipment		1,626,061,096
Semiconductors 20.8%
Analog Devices, Inc.	1,537,102	250,470,771
Broadcom, Inc.	868,126	431,640,928
indie Semiconductor, Inc.(a)	2,000,000	20,200,000
Intel Corp.	1,308,469	70,735,834
Marvell Technology, Inc.	5,529,681	338,361,180
mCube, Inc.(a),(b),(c),(d)	6,015,834	25,386,818
Microchip Technology, Inc.	143,600	22,596,896
Micron Technology, Inc.(a)	2,944,794	217,031,318
NXP Semiconductors NV	777,800	167,328,114
Qorvo, Inc.(a)	384,250	72,250,528
Rambus, Inc.(a)	2,103,600	50,065,680
Renesas Electronics Corp.(a)	8,918,200	95,495,209
SMART Global Holdings, Inc.(a),(e)	1,359,548	65,883,696
Synaptics, Inc.(a),(e)	2,521,029	478,440,884
Transphorm, Inc.(a),(e)	3,000,000	12,525,000
Total Semiconductors		2,318,412,856
Systems Software 13.1%
Fortinet, Inc.(a)	707,053	222,820,683
McAfee Corp., Class A	2,807,020	74,554,451
Microsoft Corp.	1,320,175	398,534,429
NortonLifeLock, Inc.	7,062,708	187,585,525
Oracle Corp.	1,420,800	126,635,904
Palo Alto Networks, Inc.(a)	525,794	242,412,066
SailPoint Technologies Holdings, Inc.(a)	745,190	34,919,603
Tenable Holdings, Inc.(a)	575,344	25,528,013
Xperi Holding Corp.(e)	6,928,741	148,067,195
Total Systems Software		1,461,057,869
Technology Hardware, Storage & Peripherals 12.6%
Apple, Inc.	3,852,900	584,985,807
Dell Technologies, Inc.(a)	1,596,236	155,569,161
HP, Inc.	5,253,231	156,231,090
NetApp, Inc.	2,974,700	264,540,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	3,808,892	240,721,974
Total Technology Hardware, Storage & Peripherals		1,402,048,103
Total Information Technology		9,378,280,121
Total Common Stocks (Cost: $4,785,243,746)		11,107,944,253

Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Other Industry 0.0%
Common Bond Communities(b),(c),(d)
04/15/2022	4.000%	565,777	565,777
Total Corporate Bonds & Notes (Cost: $565,777)			565,777

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond, Inc.(b),(c),(d)	1.000%	2,159,244	3,649,122
Total Financials			3,649,122
Total Preferred Stocks (Cost: $10,000,000)			3,649,122

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(e),(f)	8,284,027	8,283,198
Total Money Market Funds (Cost: $8,283,179)		8,283,198
Total Investments in Securities (Cost $4,804,092,702)		11,120,442,350
Other Assets & Liabilities, Net		31,474,603
Net Assets		$11,151,916,953

2	Columbia Seligman Technology and Information Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $39,601,713, which represents 0.36% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At August 31, 2021, the total market value of these securities amounted to $39,601,713, which represents 0.36% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
CommonBond, Inc.	03/19/2018	2,159,244	10,000,000	3,649,122
Common Bond Communities	10/15/2020	565,777	565,777	565,777
mCube, Inc.	09/08/2020	6,015,834	25,000,001	25,386,818
Apnimed, Inc.	03/12/2021	1,127,586	9,999,996	9,999,996
			45,565,774	39,601,713

(d)	Valuation based on significant unobservable inputs.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Bloom Energy Corp., Class A
	207,759,229	7,242,771	—	(24,101,648)	190,900,352	—	—	8,912,248
Columbia Short-Term Cash Fund, 0.061%
	26,424,373	310,799,859	(328,941,033)	(1)	8,283,198	—	5,448	8,284,027
Eiger BioPharmaceuticals, Inc.‡
	—	1,669,778	—	(4,811,453)	14,330,877	—	—	1,760,550
Plantronics, Inc.
	124,385,701	8,872,214	(355,823)	(11,976,531)	120,925,561	(6,375)	—	4,060,630
Sciplay Corp., Class A†
	27,788,594	—	(21,006,029)	(6,782,565)	—	4,821,614	—	—
SMART Global Holdings, Inc.
	58,787,755	5,437,972	—	1,657,969	65,883,696	—	—	1,359,548
Synaptics, Inc.
	354,915,165	—	(19,505,086)	143,030,805	478,440,884	25,821,576	—	2,521,029
Transphorm, Inc.‡
	—	—	—	3,501,781	12,525,000	—	—	3,000,000
Xperi Holding Corp.
	148,413,632	—	—	(346,437)	148,067,195	—	346,437	6,928,741
Total	948,474,449			100,171,920	1,039,356,763	30,636,815	351,885

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2021.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT219_05_L01_(10/21)